                        MORGAN STANLEY ASIAN GROWTH FUND
                      MORGAN STANLEY EMERGING MARKETS FUND
                       MORGAN STANLEY GLOBAL EQUITY FUND
                  MORGAN STANLEY GLOBAL EQUITY ALLOCATION FUND
                    MORGAN STANLEY INTERNATIONAL MAGNUM FUND
                      MORGAN STANLEY JAPANESE EQUITY FUND
                       MORGAN STANLEY LATIN AMERICAN FUND

                               PORTFOLIOS OF THE

                           MORGAN STANLEY FUND, INC.
                  P.O. BOX 418256, KANSAS CITY, MISSOURI 64141
                      FOR INFORMATION CALL 1-800-282-4404

                      SUPPLEMENT DATED SEPTEMBER 24, 1997
                    TO THE PROSPECTUS DATED JANUARY 2, 1997
                    AS SUPPLEMENTED THROUGH AUGUST 27, 1997

                                 --------------

    As described below, the Morgan Stanley Global Equity Fund (the "Global Equity Fund") is initiating an initial public offering of its shares. Therefore, references in the Prospectus to the Global Equity Fund currently not offering its shares are hereby deleted and the changes outlined below to describe the offering are hereby incorporated into the Prospectus. This supplement does not impact any of the other Funds described in the Prospectus.

    The section entitled "How to Invest" is hereby amended to read "How to Invest (Funds other than the Global Equity Fund)" and a new section is hereby added as follows:

    HOW TO INVEST (GLOBAL EQUITY FUND ONLY)

        The Fund offers three classes of shares to the public, designated Class A shares, Class B shares and Class C shares. The Class A shares, Class B shares and Class C shares of the Fund are designed to provide investors a choice of three ways to pay distribution-related charges. Class A shares are subject to a maximum initial sales charge of 5.75%, which initial sales charge may be reduced on certain larger purchases or when combining purchases with the investor's aggregate investment in the Participating Funds (as defined herein). Class B shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 5% for redemptions within the first year after purchase and declining thereafter to 0% after five years. Class C shares are not subject to an initial sales charge but are subject to a maximum CDSC of 1% for redemptions within the first year after purchase. The minimum initial investment is $500 for each class of shares of the Fund, except that the minimum initial investment amount may be reduced for certain categories of investors. See "Purchase of Shares".

        Initial Public Offering -- On September 24, 1997, the Fund is commencing an initial public offering of its shares (the "Initial Public Offering"). The Initial Public Offering period expires at 5:00 p.m. Eastern time on Friday, October 24, 1997, unless extended to a later date by agreement
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    between the Fund and the Distributor (the "Expiration Date"). Investors
    seeking to purchase shares of the Fund should contact the Distributor or their broker or dealer prior to the Expiration Date for instructions on how to place an order. Shares of the Fund are being offered initially at $10.00 per share plus any applicable initial sales charge. Payment for shares is due, and the Fund anticipates commencing investment operations on the third business day after the Expiration Date (the "Closing Date"). The Fund does not seek payment from investors prior to the Closing Date and any payments received prior thereto will be returned to investors. Shortly after termination of the Initial Public Offering, the Fund expects to commence a continuous public offering of its shares.

        Continuous Public Offering -- Shortly after termination of the Initial Public Offering, the Fund expects to commence a continuous public offering of its three classes of shares through the Distributor and selected brokers and dealers. Shares of the Fund are offered during the continuous public offering at the net asset value per share next determined after receipt of the investor's order to purchase plus any applicable initial sales charge.

    In the section entitled "Purchase of Shares" on page 45, delete the subsection title word "General" and insert in its place the subsection title words "For Funds Other than the Global Equity Fund:". In addition, on page 46 preceding the paragraph beginning "Each class of shares represents..." insert a new subsection as follows:

    FOR THE GLOBAL EQUITY FUND ONLY:

        The Fund offers three classes of shares, designated Class A shares, Class B shares and Class C shares, to the public through the Distributor as principal underwriter which is located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Shares are also offered through members of the NASD who are acting as securities dealers ("dealers") and NASD members or eligible non-NASD members who are acting as brokers or agents for investors ("brokers"). The term "dealers" and "brokers" are sometimes referred to herein as "Participating Dealers".

        The Class A shares, Class B shares and Class C shares of the Fund are designed to provide investors a choice of three ways to pay distribution-related charges. Initial investments must be at least $500 for each class of shares, and subsequent investments must be at least $25 for each class of shares. The $500 minimum may be waived by the Distributor for plans involving periodic investments. Shares of the Company may be sold in foreign countries where permissible. The Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Company also reserves the right to suspend the sale of the Company's shares in response to conditions in the securities markets or for other reasons.

    INITIAL PUBLIC OFFERING

        On September 24, 1997, the Fund is commencing an initial public offering of its shares (the "Initial Public Offering"). The Initial Public Offering period expires at 5:00 p.m. Eastern time on Friday, October 24, 1997, unless extended to a later date by agreement between the Fund and the Distributor (the "Expiration Date"). Investors seeking to purchase shares of the Fund should contact the Distributor or their broker or dealer prior to the Expiration Date for instructions on how to place an order. Shares of the Fund are being offered initially at $10.00 per share plus any applicable initial sales charge. Payment for shares is due, and the Fund anticipates commencing investment operations, on the third business day after the Expiration Date (the "Closing Date"). The Fund does not seek
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    payment from investors prior to the Closing Date and any payments received prior thereto will be returned to investors. Shortly after termination of the Initial Public Offering the Fund expects to commence a continuous public offering of its shares.

    CONTINUOUS PUBLIC OFFERING

        Shortly after termination of the Initial Public Offering the Fund expects to commence a continuous public offering of its three classes of shares through the Distributor and selected brokers and dealers. Shares of the Fund are offered during the continuous public offering at the net asset value per share next determined after receipt of the investor's order to purchase plus any applicable initial sales charge. Shares of the Company may be purchased on any business day through Participating Dealers. Shares may also be purchased by completing the application accompanying this Prospectus and forwarding the application, through the Participating Dealer, to the shareholder service agent, ACCESS Investor Services, Inc. ("ACCESS"), a wholly-owned subsidiary of Van Kampen American Capital, Inc. When purchasing shares of the Company, investors must specify whether the purchase is for Class A shares, Class B shares or Class C shares. Shares are offered at the next determined net asset value per share, plus any initial or contingent deferred sales charge depending on the class of shares chosen by the investor, as shown in the tables herein. See "Valuation of Shares" for a further description of net asset value computations. Generally, the net asset values per share of the Class A shares, Class B shares and Class C shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the classes of shares may differ from one another, reflecting the daily expense accruals of the distribution and the higher transfer agency fees applicable with respect to the Class B shares and Class C shares and the differential in the dividends paid on the classes of shares. The price paid for shares purchased is based on the next calculation of net asset value (plus sales charges, where applicable) after an order is received by a Participating Dealer provided such order is transmitted to the Distributor prior to the Distributor's close of business on such day. Orders received by Participating Dealers after the close of the New York Stock Exchange (the "NYSE") are priced based on the net asset value calculated after the next day's close provided they are received by the Distributor prior to the Distributor's close of business on such day. It is the responsibility of Participating Dealers to transmit orders received by them to the Distributor so they will be received prior to such time.

    GENERAL -- ALL FUNDS

    The first sentence in the subsection entitled "Class A Shares" on page 48 is hereby amended and restated as follows:

        For Funds other than the Global Equity Fund, the offering price of Class A shares is the next determined net asset value plus a sales charge as set forth herein. For the Global Equity Fund, the offering price of Class A shares in the Initial Public Offering is $10.00 per share plus a sales charge and during the continuous offering is the next determined net asset value plus a sales charge as set forth herein.
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    The first sentence in the subsection entitled "Purchase of Class B Shares"
on page 52 is hereby amended and restated as follows:

        For Funds other than the Global Equity Fund, Class B shares may be purchased at the net asset value without an initial sales charge. For the Global Equity Fund, Class B shares may be purchased during the Initial Public Offering at $10.00 per share without an initial sales charge and during the continuous offering at net asset value without an initial sales charge.

    The first sentence in the subsection entitled "Purchase of Class C Shares" on page 53 is hereby amended and restated as follows:

        For Funds other than the Global Equity Fund, Class C shares may be purchased at the net asset value without an initial sales charge. For the Global Equity Fund, Class C shares may be purchased during the Initial Public Offering at $10.00 per share without an initial sales charge and during the continuous offering at net asset value without an initial sales charge.

    In the section entitled "Performance Information -- Performance of Investment Sub-Adviser" on page 62, the paragraph beginning "The data set forth below..." and the table following such paragraph are amended as follows:

        The data set forth below under the heading "Return With Sales Charge" is adjusted to reflect the Fund's projected operating expenses and (i) with respect to the Class A shares, to take into account a maximum 5.75% initial sales charge applicable to purchases of Class A shares of the Global Equity Fund; (ii) with respect to Class B shares, to take into account the applicable CDSC that is imposed if Class B shares of the Global Equity Fund are redeemed within the year of their purchase indicated; and (iii) with respect to the Class C shares, to take into account a 1.00% CDSC that is imposed if Class C shares of the Global Equity Fund are redeemed within one year of their purchase. The data set forth below under the heading "Return Without Sales Charge" is adjusted to reflect the Fund's projected operating expenses and is not adjusted to take into account such sales charges.

       TOTAL RETURN FOR THE MSIF GLOBAL EQUITY PORTFOLIO'S CLASS A SHARES
              (A SEPARATE MUTUAL FUND FROM THE GLOBAL EQUITY FUND)
                       FOR THE PERIOD ENDED JULY 31, 1997
 (ADJUSTED TO REFLECT STATED SALES LOAD AND PROJECTED OPERATING EXPENSES OF THE
                              GLOBAL EQUITY FUND)

                                                                                                 SINCE
RETURN WITH SALES CHARGE                                   1 YEAR     3 YEAR     5 YEAR      INCEPTION(1)
--------------------------------------------------------  ---------  ---------  ---------  -----------------
Class A.................................................     30.23%     17.48%     20.57%         19.73%
Class B.................................................     32.43%     18.58%     21.52%         20.77%
Class C.................................................     36.43%     19.29%     21.65%         20.77%

RETURN WITHOUT SALES CHARGE
--------------------------------------------------------
Class A.................................................     38.18%     19.83%     22.01%         21.14%
Class B.................................................     37.43%     19.29%     21.65%         20.77%
Class C.................................................     37.43%     19.29%     21.65%         20.77%

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     (1) Commenced Operations on July 15, 1992.

           The past performance of the MSIF Portfolio is not a guarantee of the future performance of the Global Equity Fund.